Share-Based Payments - Outstanding Total Shareholder Return Units Activity (Details) - Total Shareholder Return Units (TSRU) [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Share Units	[1]	35,757
Outstanding, Weighted-Average Grant Price Per Share Unit (in dollars per share)	[1]	$ 25.82
Outstanding, Weighted-Average Remaining Contractual Term (Years)	[1]	2 years 10 months 24 days
Outstanding, Aggregate Intrinsic Value	[1]	$ 347
Vested, Share Units	[1]	17,690
Vested, Weighted-Average Grant Price Per Share Unit (in dollars per share)	[1]	$ 20.26
Vested, Weighted-Average Remaining Contractual Term (Years)	[1]	1 year 8 months 12 days
Vested, Aggregate Intrinsic Value	[1]	$ 286
Expected to vest, Share Units		18,067	[1]	20,935
Expected to vest, Weighted-Average Grant Price Per Share Unit (in dollars per share)		$ 31.27	[1]	$ 26.40
Expected to vest, Weighted-Average Remaining Contractual Term (Years)	[1]	4 years 2 months 12 days
Expected to vest, Aggregate Intrinsic Value	[1]	$ 61
Settled, Share Units		4,247
Settled, Weighted-Average Grant Price Per Share Per Unit (in dollars per share)		$ 17.69

[1]	In 2015, we settled 4,247,428 share units with a weighted-average grant price of $17.69 per share unit.